Trading Advisors	12 Months Ended
Dec. 31, 2015
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Trading Advisors
4.	Trading Advisors

Ceres, on behalf of each Partnership, retains certain unaffiliated commodity trading advisors, which are registered with the Commodity Futures Trading Commission, to make all trading decisions for the respective Partnerships. The trading advisors for each Partnership at December 31, 2015 were as follows:

Spectrum Currency

Cambridge

Spectrum Select

Altis Partners (Jersey) Limited (“Altis”)

EMC Capital Advisors, LLC (“EMC”)

Graham Capital Management, L.P. (“Graham”)

Rabar Market Research, Inc. (“Rabar”)

Spectrum Strategic

Aventis

Blenheim

PGR

Spectrum Technical

Aspect Capital Limited (“Aspect”)

SECOR

Campbell & Company, Inc. (“Campbell”)

Winton Capital Management Limited (“Winton”)

Effective September 30, 2015, Spectrum Technical fully redeemed its investment in Blackwater Master Fund. In addition, Blackwater no longer acts as a commodity trading advisor to Spectrum Technical.

Effective December 31, 2014, Ceres terminated the management agreement among Ceres, Rotella Capital Management, Inc. (“Rotella”) and Spectrum Technical pursuant to which Rotella ceased all Futures Interests trading on behalf of Spectrum Technical.

Effective December 31, 2014, Spectrum Currency fully redeemed its investment from KR Master Fund. In addition, Krom River no longer acts as a commodity trading advisor to Spectrum Currency.

Effective the close of business on August 8, 2014, Ceres terminated the management agreement among Ceres, Northfield Trading L.P. (“Northfield”) and Spectrum Select pursuant to which Northfield ceased all Futures Interests trading on behalf of Spectrum Select.

Effective October 1, 2013, EMC Capital Management, Inc. (“EMC Capital Management”) assigned its obligations, rights and interest to EMC. EMC assumed all of EMC Capital Management’s obligations under the management agreement, dated as of June 1, 1998, as amended, among Spectrum Select, the General Partner and EMC Capital Management.

Effective June 28, 2013, Ceres terminated the management agreement among Ceres, Sunrise Capital Management, Inc. (“Sunrise Capital”) and Spectrum Select, pursuant to which Sunrise Capital ceased all Futures Interest trading on behalf of Spectrum Select.

Effective May 31, 2013, Ceres terminated the management agreement among Ceres, C-View International Limited (“C-View”) and Spectrum Currency pursuant to which C-View ceased all Futures Interest trading on behalf of Spectrum Currency.

Compensation to the trading advisors by the Partnerships consists of a management fee and an incentive fee as follows:

Management Fee. The management fee for Spectrum Currency is accrued at a rate equal to 1/12th of 1.5% (a 1.5% annual rate) per month of Spectrum Currency’s net assets allocated to Cambridge on the first day of each month. Prior to its termination on December 31, 2014, Krom River received a management fee for Spectrum Currency equal to 1/12th of 1.0% (a 1.0% annual rate) per month of Spectrum Currency’s net assets allocated to Krom River on the first day of each month. Prior to October 1, 2013, the management fee payable by Spectrum Currency to Krom River was equal to 1/12th of 2.0% (a 2.0% annual rate) per month of Spectrum Currency’s net assets allocated to Krom River on the first day of each month. Prior to its termination on May 31, 2013, the management fee payable by Spectrum Currency to C-View was 1/12th of 2.0% (a 2.0% annual rate).

The management fee for Spectrum Select is accrued at a rate of 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Select’s net assets allocated to Altis on the first day of each month, 1/12th of 1.75% (a 1.75% annual rate) per month of Spectrum Select’s net assets allocated to Graham on the first day of each month and 1/12th of 2% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to Rabar on the first day of each month. As of December 31, 2015, the management fee payable by Spectrum Select to EMC was equal to 1/12th of 2% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to EMC on the first day of each month. The monthly management fee payable by Spectrum Select to Northfield prior to its termination on August 8, 2014 was 1/12th of 1% (a 1% annual rate) per month of Spectrum Select’s net assets allocated to Northfield on the first day of each month. Prior to April 1, 2014, the monthly management fee payable to by Spectrum Select to Graham was 1/6th of 1% (a 2% annual rate) per month of Spectrum Select’s net assets allocated to Graham on the first day of each month. Prior to December 1, 2013, the monthly management fee payable by Spectrum Select to Northfield was 1/12th of 2% (a 2% annual rate). The monthly management fee payable by Spectrum Select to Sunrise Capital prior to its termination on June 28, 2013 was 1/12th of 2% (a 2% annual rate).

The management fee for Spectrum Strategic is accrued at a rate of 1/12th of 2% (a 2% annual rate) per month of Spectrum Strategic’s net assets allocated to Blenheim on the first day of each month, 1/12th of 1% (a 1% annual rate) per month of Spectrum Strategic’s net assets allocated to PGR on the first day of each month and 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Strategic’s net assets allocated to Aventis on the first day of each month. Effective March 1, 2014, Spectrum Strategic directly paid BHM I, LLC for management fees related to Blenheim. Prior to March 1, 2014, the monthly management fee payable by Spectrum Strategic to Blenheim was 1/4th of 1% (a 3% annual rate) of Spectrum Strategic’s net assets allocated to Blenheim on the first day of each month. Prior to March 1, 2014, the management fee payable by Spectrum Strategic to Aventis was 1/12th of 1.5% (a 1.5% annual rate) of Spectrum Strategic’s net assets allocated to Aventis on the first day of each month.

The management fee for Spectrum Technical is accrued at a rate of 1/12th of 1.5% (a 1.5% annual rate) per month of Spectrum Technical’s net assets allocated to Aspect, Campbell and Winton on the first day of each month. As of December 31, 2015, the management fee payable by Spectrum Technical to SECOR was equal to 1/12th of 2% (a 2% annual rate) per month of Spectrum Technical’s net assets allocated to SECOR on the first day of each month. Prior to its termination on September 30, 2015, Blackwater received a management fee from Spectrum Technical equal to 1/12th of 0.75% (a 0.75% annual rate) per month of Spectrum Technical’s net assets allocated to Blackwater on the first day of each month. Prior to its termination on December 31, 2014, Rotella received a management fee from Spectrum Technical equal to 1/12th of 1.0% (a 1.0% annual rate) per month of Spectrum Technical’s net assets allocated to Rotella on the first day of each month. Prior to June 1, 2014, the management fee payable by Spectrum Technical to Campbell was equal to 1/12th of 2.0% (a 2.0% annual rate) per month of Spectrum Technical’s net assets allocated to Campbell on the first day of each month. Prior to December 1, 2013, the management fee payable by Spectrum Technical to Blackwater was equal to 1/12th of 1.25% (a 1.25% annual rate) per month of Spectrum Technical’s net assets allocated to Blackwater on the first day of each month.

Incentive Fee. Spectrum Currency pays a quarterly incentive fee equal to 15% of the trading profits experienced with respect to Spectrum Currency’s net assets allocated to Cambridge at the end of each calendar quarter. Prior to its termination on December 31, 2014, Krom River was eligible to receive a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Currency’s net assets allocated to Krom River as of the end of each calendar quarter. Prior to its termination on May 31, 2013, C-View was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Currency’s net assets allocated to C-View as of the end of each calendar month.

Spectrum Select pays a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to EMC, Rabar, Altis and Graham as of the end of each calendar month. Prior to its termination on August 8, 2014, Northfield was also paid a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Select’s net assets allocated to Northfield as of the end of each calendar month.

Spectrum Strategic pays a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to Blenheim and Aventis as of the end of each calendar quarter and a yearly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Strategic’s net assets allocated to PGR as of the end of each calendar year. Effective March 1, 2014, Spectrum Strategic directly paid BHM I, LLC for incentive fees related to Blenheim. Prior to March 1, 2014, Spectrum Strategic paid a monthly incentive fee equal to 15% of the trading profits experienced with respect to the net assets allocated to Blenheim as of the end of each calendar month.

Spectrum Technical pays a monthly incentive fee equal to 20% of trading profits experienced with respect to Spectrum Technical’s net assets allocated to Aspect, Campbell and Winton as of the end of each calendar month and a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to SECOR as of the end of each calendar quarter. Prior to its termination on September 30, 2015, Blackwater was eligible to receive a quarterly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to Blackwater as of the end of each calendar quarter. Prior to its termination on December 31, 2014, Rotella was eligible to receive a monthly incentive fee equal to 20% of the trading profits experienced with respect to Spectrum Technical’s net assets allocated to Rotella as of the end of each month.

Trading profits represent the amount by which profits from futures, forwards, and options trading exceed losses after ongoing selling agent fees, brokerage fees, General Partner fees and management fees, as applicable, are deducted.

For all trading advisors with trading losses, no incentive fees are paid in subsequent periods until all such losses are recovered. Cumulative trading losses are adjusted on a pro-rata basis for the net amount of each month’s redemptions and reallocations.